Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We regularly assess risks from cybersecurity threats, monitor our information systems for potential vulnerabilities and tests those systems pursuant to our cybersecurity, policies, standards, processes and practices. To protect our information systems from cybersecurity threats, we use various security tools that help us to identify, escalate, investigate, resolve and recover from security incidents in a timely manner. These efforts include, among other things: mandatory trainings and drills on phishing attacks for all our employees and penetration testing, to help us evaluate the effectiveness of our information security processes and improve our security measures and planning.

Our cybersecurity program includes an incident response plan to engage cross-functionally across our company and report cybersecurity incidents to appropriate levels of management, including senior management, and the Audit Committee or Executive Committee, based on potential impact. We conduct annual cybersecurity awareness training and routinely test cybersecurity awareness. In addition, we engage third-party cybersecurity experts to test, evaluate and recommend improvements on the effectiveness of our cybersecurity program through penetration testing, breach assessments, regular cybersecurity incident drill testing. Our cybersecurity risk management processes extend to the oversight and identification of threats associated with our use of third-party service providers. We require in our contracts that third-party services comply with our security policies through Request for Proposals (RFPs).

Our cybersecurity governance is guided by the framework established under SEC regulations and aligned with international standards (ISO 27001 and C2M2). This framework provides a structured reference to support our cybersecurity governance and assists us in identifying potential compliance gaps, if any.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our cybersecurity program includes an incident response plan to engage cross-functionally across our company and report cybersecurity incidents to appropriate levels of management, including senior management, and the Audit Committee or Executive Committee, based on potential impact. We conduct annual cybersecurity awareness training and routinely test cybersecurity awareness. In addition, we engage third-party cybersecurity experts to test, evaluate and recommend improvements on the effectiveness of our cybersecurity program through penetration testing, breach assessments, regular cybersecurity incident drill testing. Our cybersecurity risk management processes extend to the oversight and identification of threats associated with our use of third-party service providers. We require in our contracts that third-party services comply with our security policies through Request for Proposals (RFPs).

Our cybersecurity governance is guided by the framework established under SEC regulations and aligned with international standards (ISO 27001 and C2M2). This framework provides a structured reference to support our cybersecurity governance and assists us in identifying potential compliance gaps, if any.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	While we believe our cybersecurity program to be appropriate for managing constantly evolving cybersecurity risks, no program can fully protect against all possible adverse events.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our board of directors, through the Audit Committee, oversees the risk management process, including on cybersecurity risks. The risk management program, focuses on the most significant risks that we face in the short-, intermediate-, and long-term timeframe. Audit Committee meetings include discussions of specific risk areas throughout the year, including, among others, those relating to cybersecurity.

Annually and on an as-necessary basis, members of management and/or of the risk committee provide presentations to the Audit Committee regarding cybersecurity matters, including any material risks. These presentations include information regarding cybersecurity risks, the evolution of those risks and initiatives to optimize and improve the processes of cybersecurity.

We take a risk-based approach to cybersecurity and have implemented cybersecurity policies throughout our operations that are designed to address cybersecurity threats and incidents. In particular, in the event of a specific cybersecurity incident, these presentations include information about the relevant security incident, such as incident status, informed stakeholders and remediation plans.

Our Chief Information Security Officer (“CISO”), in coordination with "Planning and risk management," is responsible for leading the assessment and management of cybersecurity risks. The current CISO has over 20 years of experience in information security with expertise in the design, implementation, auditing, and analysis of cybersecurity risks. She holds diplomas in Cybersecurity and Industrial Cybersecurity She stays up-to-date by attending cybersecurity specific conferences and congress. The CISO provides regular reports to the Corporation’s senior management throughout the year, and to the Audit Committee or the Executive Committee, as appropriate, in its annual cybersecurity review. Such reports typically address, among other things, the Corporation’s cybersecurity strategy, initiatives, key security metrics, penetration testing and benchmarking learnings, and business response plans as well as the evolving cybersecurity threat landscape. As of the date of this Annual Report, we have not identified any risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected, or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. While we believe our cybersecurity program to be appropriate for managing constantly evolving cybersecurity risks, no program can fully protect against all possible adverse events. For additional information on these risks and potential consequences if the measures we are taking prove to be insufficient or if our proprietary data is otherwise not protected, see “Item 3. Key Information—D. Risk Factors—Our business has become dependent on digital technologies to conduct day-to-day operations and we may be subject to cyberattacks or other risks related to new technologies.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors, through the Audit Committee, oversees the risk management process, including on cybersecurity risks.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	members of management and/or of the risk committee provide presentations to the Audit Committee regarding cybersecurity matters, including any material risks.
Cybersecurity Risk Role of Management [Text Block]
Our board of directors, through the Audit Committee, oversees the risk management process, including on cybersecurity risks. The risk management program, focuses on the most significant risks that we face in the short-, intermediate-, and long-term timeframe. Audit Committee meetings include discussions of specific risk areas throughout the year, including, among others, those relating to cybersecurity.

Annually and on an as-necessary basis, members of management and/or of the risk committee provide presentations to the Audit Committee regarding cybersecurity matters, including any material risks. These presentations include information regarding cybersecurity risks, the evolution of those risks and initiatives to optimize and improve the processes of cybersecurity.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors, through the Audit Committee, oversees the risk management process, including on cybersecurity risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The current CISO has over 20 years of experience in information security with expertise in the design, implementation, auditing, and analysis of cybersecurity risks. She holds diplomas in Cybersecurity and Industrial Cybersecurity
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CISO provides regular reports to the Corporation’s senior management throughout the year, and to the Audit Committee or the Executive Committee, as appropriate, in its annual cybersecurity review. Such reports typically address, among other things, the Corporation’s cybersecurity strategy, initiatives, key security metrics, penetration testing and benchmarking learnings, and business response plans as well as the evolving cybersecurity threat landscape.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true